Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Transactions Between Related Parties [Abstract]
Summary of Outstanding Balances and Transactions with Related Parties

The following table provides the summary of outstanding balances as at December 31, 2021 and 2020, and transactions for the years ended December 31, 2021, 2020 and 2019 that have been entered into with related parties:

Company Name	Particulars	Terms	Conditions	Statement of Financial Position Classification	2021	2020	Income Statement Classification	2021	2020	2019
					(in million pesos)			(in million pesos)
Indirect investment in joint ventures through PCEV:
Manila Electric Company, or Meralco	Electricity services to PLDT and certain subsidiaries’ offices within Meralco's franchise area	Immediately upon receipt of invoice	Unsecured	Accounts payable and accrued expenses and other current liabilities (Notes 23 and 24)	186	418	Repairs and maintenance	2,519	2,231	2,689
	Pole attachment contracts, wherein Meralco leases its pole spaces to accommodate PLDT and Smart’s cable network facilities	45 days upon receipt of billings	Unsecured	Accrued expenses and other current liabilities (Note 24)	—	—	Rent	40	38	29
		Upon depreciation or expiration of lease	Unsecured	ROU assets (Note 10)	2,433	1,916	Depreciation and amortization	486	473	218
		2021 – due after December 31, 2022; 2020 – due after December 31, 2021	Unsecured	Lease liabilities - net of current portion (Note 10)	1,118	1,589
		2021 – due on or before December 31, 2022; 2020 – due on or before December 31, 2021	Unsecured	Current portion of lease liabilities (Note 10)	487	437
Meralco Industrial Engineering Services Corporation, or MIESCOR	Customer line installation, repair, rehabilitation and maintenance activities	30 days upon receipt of invoice	Unsecured	Accrued expenses and other current liabilities (Note 24)	1	3
MPIC	Notes receivable	2020 – due on or before December 31, 2021; noninterest-bearing	Unsecured	Current portion of financial assets at FVOCI (Note 11)	—	168

Company Name	Particulars	Terms	Conditions	Statement of Financial Position Classification	2021	2020	Income Statement Classification	2021	2020	2019
					(in million pesos)			(in million pesos)
Transactions with major stockholders, directors and officers:
NTT TC Leasing(1)	PLDT signed a US$25 million term loan facility agreement on March 22, 2016	Non-amortizing, payable upon maturity on March 30, 2023	Unsecured	Interest-bearing financial liabilities (Note 21)	1,272	1,201	Financing costs – net	17	29	52
	PLDT signed a US$25 million term loan facility agreement on January 31, 2017	Non-amortizing, payable upon maturity on March 27, 2024	Unsecured	Interest-bearing financial liabilities (Note 21)	1,271	1,200	Financing costs – net	18	30	52
NTT World Engineering Marine Corporation	On February 1, 2008, PLDT entered into a service agreement, wherein NTT World Engineering Marine Corporation provides offshore submarine cable repair and other allied services for the maintenance of PLDT’s domestic fiber optic network submerged plant.	1st month of each quarter; noninterest-bearing	Unsecured	Accounts payable and accrued expenses and other current liabilities (Notes 23 and 24)	240	183	Repairs and maintenance	97	139	169
NTT Communications	On March 24, 2000, PLDT entered into an advisory service agreement (as amended on March 31, 2003, March 31, 2005 and June 16, 2006), under which NTT Communications provides PLDT with technical, marketing and other consulting services for various business areas of PLDT starting April 1, 2000.	30 days upon receipt of invoice; noninterest-bearing	Unsecured	Accrued expenses and other current liabilities (Note 24)	12	11	Professional and other contracted services	68	81	95
	On March 24, 2000, PLDT entered into an agreement with NTT Communications under which PLDT and NTT Communications agreed to cooperative arrangements for conventional international telecommunications services to enhance their respective international businesses.	30 days upon receipt of invoice; noninterest-bearing	Unsecured	Accounts payable (Note 23)	3	3
NTT Worldwide Telecommunications Corporation	On March 24, 2000, PLDT entered into an agreement under which PLDT markets, and manages data and other services under NTT Communications’ “Arcstar” brand to its corporate customers in the Philippines. PLDT also entered into a Trade Name and Trademark Agreement with NTT Communications under which PLDT has been given the right to use the trade name “Arcstar” and its related trademark, logo and symbols, solely for the purpose of PLDT’s marketing, promotional and sales activities for the Arcstar services within the Philippines.	30 days upon receipt of invoice; noninterest-bearing	Unsecured	Accounts payable (Note 23)	4	1	Selling and promotions	2	3	5

(1)	Effective July 1, 2020, these loans were transferred from NTT Finance Corporation to NTT TC Leasing. See Note 21 – Interest-bearing Financial Liabilities.

Company Name	Particulars	Terms	Conditions	Statement of Financial Position Classification	2021	2020	Income Statement Classification	2021	2020	2019
					(in million pesos)			(in million pesos)
Transactions with major stockholders, directors and officers:
NTT DOCOMO	On June 5, 2006, in accordance with the Cooperation Agreement dated January 31, 2006, an Advisory Services Agreement was entered into by NTT DOCOMO and PLDT. Pursuant to the Advisory Services Agreement, NTT DOCOMO will provide the services of certain key personnel in connection with certain aspects of the business of PLDT and Smart. Also, this agreement governs the terms and conditions of the appointments of such key personnel and the corresponding fees related thereto.	30 days upon receipt of invoice; noninterest-bearing	Unsecured	Accrued expenses and other current liabilities (Note 24)	12	8	Professional and other contracted services	80	58	70
JGSHI and Subsidiaries	PLDT and certain of its subsidiaries have existing agreements with Universal Robina Corporation and Robinsons Land Corporation for office and business office rental.	1st month of each quarter; 30 days upon receipt of invoice; noninterest-bearing	Unsecured	Accounts payable and accrued expenses and other current liabilities (Notes 23 and 24)	52	59	Rent	232	314	198
		Upon depreciation or expiration of lease	Unsecured	ROU assets (Note 10)	83	134	Depreciation and amortization	29	34	—
		2021 – due after December 31, 2022; 2020 – due after December 31, 2021	Unsecured	Lease liabilities - net of current portion (Note 10)	62	114
		2021 – due on or before December 31, 2022 2020 – due on or before December 31, 2021	Unsecured	Current portion of lease liabilities (Note 10)	30	20
	PLDT group's other transactions with JGSHI and subsidiaries	30 days upon receipt of invoice; noninterest-bearing	Unsecured	Accrued expenses and other current liabilities (Note 24)	7	3	Repairs and maintenance	25	6	38
							Professional and other contracted services	—	2	—
							Communication, training and travel	—	1	10
							Financing costs – net	5	13	—
							Miscellaneous expenses	—	—	98

Company Name	Particulars	Terms	Conditions	Statement of Financial Position Classification	2021	2020	Income Statement Classification	2021	2020	2019
					(in million pesos)			(in million pesos)
Transactions with major stockholders, directors and officers:
Malayan Insurance Co., Inc.or Malayan	PLDT and certain of its subsidiaries have insurance policies with Malayan covering directors, officers, liability to employees and material damages for buildings, building improvements, equipment and motor vehicles. The premiums are directly paid to Malayan.	Immediately upon receipt of invoice	Unsecured	Accounts payable and accrued expenses and other current liabilities (Notes 23 and 24)	10	10	Insurance and security services	196	194	295
		Immediately upon receipt of invoice	Unsecured	Prepayments (Note 19)	23	18
Gotuaco del Rosario and Associates, or Gotuaco	Gotuaco acts as the broker for certain insurance companies to cover certain insurable properties of the PLDT Group. Insurance premiums are remitted to Gotuaco and the broker’s fees are settled between Gotuaco and the insurance companies.	Immediately upon receipt of invoice	Unsecured	Accounts payable and accrued expenses and other current liabilities (Notes 23 and 24)	1	10	Insurance and security services	179	149	165
		Immediately upon receipt of invoice	Unsecured	Prepayments (Note 19)	—	5
First Pacific Investment Management Limited, or FPIML

On March 1, 2018, Smart entered into an Advisory Services Agreement with FPIML effective for a period of one-year subject to a 12-month automatic renewal unless either party notifies the other party of its intent not to renew the agreement.  FPIML provides advisory and related services in connection with the operation of Smart’s business of providing mobile communications services, high-speed internet connectivity, and access to digital services and content.  The agreement provides that Smart shall pay monthly service fee of US$$250 thousand and any additional fee shall be mutually agreed upon by both parties on a monthly basis.  On March 26, 2020, Smart and FPIML mutually agreed to reduce the monthly service fee to US$100 thousand in consideration of the services provided under this agreement, effective April 1, 2020.  Starting April 2021, the fee has been increased to $220k per month. Smart prepaid the fees for the period April to October 2021 (US$1.54 million).

		–	Unsecured	Prepayments (Note 19)	—	—	Professional and other contracted services	111	72	156

Company Name	Particulars	Terms	Conditions	Statement of Financial Position Classification	2021	2020	Income Statement Classification	2021	2020	2019
					(in million pesos)			(in million pesos)
Other related parties:
Cignal Cable Corporation, or Cignal Cable	PLDT and Smart entered into a two-year agreement with Cignal Cable to resell and distribute the iflix service to their respective subscribers effective June 18, 2019. The agreement stipulates that PLDT and Smart will each pay a minimum guarantee of US$1,500 thousand annually, which is committed for the Advertising Spend Guarantee. iflix shall pay PLDT and Smart 30% each of the monthly marketing costs subject to a monthly cap of US$500 thousand each. This agreement was pre- terminated of March 2021.	30 days upon receipt of invoice	Unsecured	Accrued expenses and other current liabilities (Note 24)	—	102	Cost of services	—	22	306
							Selling and promotions	—	23	82
							Other income – net	—	51	166
Various	PLDT and certain of its subsidiaries provide telephone, data communication and other services to various related parties.	30 days upon receipt of invoice	Unsecured	Trade and other receivables (Note 17)	1,892	2,036	Revenues	2,368	2,145	2,401
		2021 – due after December 31, 2022; 2020 – due after the December 31, 2021	Unsecured	Lease liabilities - net of current portion (Note 10)	386	413	Expenses	2,386	1,582	1,908
		2021 – due on or before December 31, 2022; 2020 – due on or before December 31, 2021	Unsecured	Current portion of lease liabilities (Note 10)	234	156
		Upon depreciation or expiration of lease	Unsecured	ROU assets (Note 10)	750	598
		30 days upon receipt of billing; noninterest-bearing	Unsecured	Accounts payable (Note 23)	1,314	1,049
		Immediately upon receipt of billing	Unsecured	Accrued expenses and other current liabilities (Note 24)	11	63

Summary of Compensation of Key Officers by Benefit Type

The compensation of key officers of the PLDT Group by benefit type for the years ended December 31, 2021, 2020 and 2019 are as follows:

	2021	2020	2019
	(in million pesos)
Short-term employee benefits	311	327	311
Share-based payments (Note 26)	115	297	138
Post-employment benefits (Note 26)	21	22	58
Total compensation paid to key officers of the PLDT Group	447	646	507